Current expected credit losses - Classification of Credit Loss Expense (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Accounts Receivable, Noncurrent, Past Due [Line Items]
Credit loss expense	$ 60	$ 63
Management contract expenses
Accounts Receivable, Noncurrent, Past Due [Line Items]
Credit loss expense	48	50
Other financial items
Accounts Receivable, Noncurrent, Past Due [Line Items]
Credit loss expense	$ 12	$ 13